Prospectus
December 4, 2024

Alpha Architect US Equity ETF	Ticker Symbol: AAUS
Alpha Architect International Equity ETF	Ticker Symbol: AAGL
each of the above listed on The Nasdaq Stock Market LLC

Alpha Architect 1-3 Year Box ETF	Ticker Symbol: BOXS
Alpha Architect Intermediate-Term Treasury Bond ETF	Ticker Symbol: BOXI
Alpha Architect Long-Term Treasury Bond ETF	Ticker Symbol: BOXL
Alpha Architect Aggregate Bond ETF	Ticker Symbol: BOXA
Alpha Architect Inflation-Protected Securities ETF	Ticker Symbol: BOXP
Alpha Architect Real Estate ETF	Ticker Symbol: BOXR
listed on Cboe BZX Exchange, Inc.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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ALPHA ARCHITECT US EQUITY ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect US Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.15%
1Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$15	$48
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Fund will invest primarily in a diverse group of U.S. companies across market sectors and industry groups or ETFs that provide similar exposure to U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund will seek to achieve broad diversification to U.S. equity markets, including exposure to both dividend and non-dividend paying U.S. companies. The Sub-Adviser monitors the Fund’s portfolio to identify stocks expected to pay a dividend in the immediate future and evaluates whether to replace such stocks prior to their distribution record date as the Sub-Adviser seeks to maintain the Fund’s broad diversification, while taking advantage of proprietary research that suggests that stocks scheduled to pay a dividend should be avoided just prior to the dividend distribution and for at least 30 days after the dividend distribution. The proprietary research further indicates that the demand for dividend-paying stocks prior to the dividend distribution is generally too high (thus driving stock prices above a company’s fundamentals) and the demand for dividend paying stocks after distribution is generally too low (thus driving stock prices below a company’s fundamentals). The Fund seeks to take advantage of this mismatch in supply and demand in the marketplace. While the Sub-Adviser expects to replace most stocks prior to their distribution record date, the Sub-Adviser may elect not to replace a holding that is scheduled to pay a dividend to maintain the portfolio’s diversification, to avoid the costs associated with replacing a holding, or based on other effects that replacing a security would have on the Fund. While the Fund is expected to have a lower yield than it would if the Sub-Adviser did not replace stocks prior to their distribution record date, there is no guarantee that the Sub-Adviser will be successful in its attempt to minimize the Fund’s taxable income.
The Fund’s investment universe typically starts with publicly traded U.S. equity securities, including common and preferred stocks, that have a market capitalization of $1 billion or greater at the time of purchase, excluding business development companies, real estate investment trusts, limited partnerships, and special purpose acquisition companies (SPACs). The Sub-Adviser generally applies a market capitalization weighting process to the investment universe to assign an investment weight to each component. The weighting process is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share.
As demonstrated by the security selection process and the annual reevaluation process for the Fund’s investment universe, the Fund is structured similarly to a market capitalization weighted index fund. However, the Sub-Adviser will actively manage the Fund’s portfolio to attempt to avoid owning certain dividend-paying stocks just prior to the distribution record date and for at least 30 days after the dividend distribution. The Sub-Adviser will generally monitor the Fund’s portfolio holdings at least weekly and will look to replace certain stocks expected to pay a dividend in the immediate future. When such replacement trades occur, the additional capital will be reallocated across the Fund’s remaining holdings that are not expected to pay a dividend in the near future, or the Sub-Adviser may replace the portfolio holding with an investment in targeted or broad market ETFs or through investments in options that provide exposure to the broad U.S. market. In addition, the Sub-Adviser will look to buy back the sold security approximately 30 to 45 days after the dividend distribution. Investors seeking income should not invest in this Fund. This process seeks to outperform the broad U.S. market, while having a secondary effect of potentially reducing year-end distributions. To help reduce, or possibly eliminate, the Fund’s year-end distributions, the Fund intends to conduct most of its redemptions through in-kind transactions of securities with unrealized gains. If the Fund is unable to conduct its redemptions in-kind, the Fund may distribute net investment income and/or capital gains to shareholders.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors. With a starting point of companies with a market capitalization of $1 billion or greater, the Fund may have exposure to large-, mid- and small-capitalization U.S. companies.
The Sub-Adviser will reconstitute the Fund’s investment universe at least annually (e.g., April of each year) following its reevaluation of the Fund’s investment universe. The Fund’s strategy may result in frequent trading resulting in increased transactional costs.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and, during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there is not a readily available market price.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends, or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Investment Strategy Risk. There is no guarantee that the Fund will be able to successfully minimize the taxable income generated by an investment in Fund Shares.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover may expose shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes. In order to effectuate the Fund’s strategy, the Sub-Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s portfolio holdings. In the event that the Sub-Adviser is unable to do so, the ability of the Sub-Adviser to minimize the taxable income generated by an investment in Fund Shares will be impaired.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates, and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market, or securities markets generally.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry, or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry, or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
ETF Risks.
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business, or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends on the Sub-Adviser and the portfolio managers’ skill in implementing the Fund’s investment strategy. It is important to note that, as part of the security selection process, the Sub-Adviser does not perform any type of fundamental or quantitative analysis on the component companies. Security selection and weighting are driven primarily by a securities market capitalization.

Annual Reevaluation Risk. The Fund’s investment universe will be reevaluated annually by the Sub-Adviser. As a result, the Fund’s exposure to one or more securities may be affected by significant price movements promptly following the annual re-evaluation. Such lags between re-evaluations may result in significant performance swings relative to the broader equity markets.
Buying or Purchasing Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options are issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Adviser:	Alpha Architect, LLC
PORTFOLIO MANAGERS
Messrs. Wesley R. Gray, Chief Executive Officer and Co-Chief Investment Officer, and John Vogel, Co-Chief Investment Officer and Chief Financial Officer, of the Sub-Adviser, are co-portfolio managers for the Fund. Each portfolio manager has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT INTERNATIONAL EQUITY ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect International Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.25%
1    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$26	$80
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Fund will invest primarily in a diverse group of equity securities issued by non-U.S. companies across market sectors and industry groups or ETFs that provide similar exposure to such companies. The Fund’s investments may include both developed and emerging market countries. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of non-U.S. companies, including common stocks, depositary receipts evidencing ownership in common stocks, and preferred stocks. The Fund’s investments in depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The Sub-Adviser defines non-U.S. companies as companies headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

The Fund will seek to achieve broad diversification to international equity markets, including exposure to both dividend and non-dividend paying companies. The Sub-Adviser monitors the Fund’s portfolio to identify stocks expected to pay a dividend in the immediate future and evaluates whether to replace such stocks prior to their distribution record date as the Sub-Adviser seeks to maintain the Fund’s broad diversification, while taking advantage of proprietary research that suggests that stocks scheduled to pay a dividend should be avoided just prior to the dividend distribution and for at least 30 days after the dividend distribution. The proprietary research further indicates that the demand for dividend-paying stocks prior to the dividend distribution is generally too high (thus driving stock prices above a company’s fundamentals) and the demand for dividend paying stocks after distribution is generally too low (thus driving stock prices below a company’s fundamentals). The Fund seeks to take advantage of this mismatch in supply and demand in the marketplace. While the Sub-Adviser expects to replace most stocks prior to their distribution record date, the Sub-Adviser may elect not to replace a holding that is scheduled to pay a dividend to maintain the portfolio’s diversification, to avoid the costs associated with replacing a holding, or based on other effects that replacing a security would have on the Fund. While the Fund is expected to have a lower yield than it would if the Sub-Adviser did not replace stocks prior to their distribution record date, there is no guarantee that the Sub-Adviser will be successful in its attempt to minimize the Fund’s taxable income.
The Fund’s investment universe typically starts with publicly traded non-U.S. companies that have a market capitalization of $1 billion or greater at the time of purchase and satisfy the Sub-Adviser’s liquidity requirements. The Sub-Adviser generally employs a market capitalization weighting process to the investment universe to assign an investment weight to each component. The weighting process is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share. Everything is compared on U.S. dollar terms.
As demonstrated by the security selection process and the annual reevaluation process for the Fund’s investment universe, the Fund is structured similarly to a market capitalization weighted index fund. However, the Sub-Adviser will actively manage the Fund’s portfolio to attempt to avoid owning certain dividend-paying stocks just prior to the distribution record date and for at least 30 days after the dividend distribution. The Sub-Adviser will generally monitor the Fund’s portfolio holdings at least monthly and will look to replace certain stocks expected to pay a dividend in the immediate future. When such replacement trades occur, the additional capital will be reallocated across the Fund’s remaining holdings that are not expected to pay a dividend in the near future, or the Sub-Adviser may replace the portfolio holding with an investment in ETFs that focus their investments in non-U.S. companies or through investments in options that provide exposure to such non-U.S. companies. In addition, the Sub-Adviser will look to buy back the sold security approximately 30 to 45 days after the dividend distribution. Investors seeking income should not invest in this Fund. This process seeks to outperform the broad international market while having a secondary effect of potentially reducing year-end distributions. To help reduce, or possibly eliminate, the Fund’s year-end distributions, the Fund intends to conduct most of its redemptions through in-kind transactions of securities with unrealized gains. If the Fund is unable to conduct its redemptions in-kind, the Fund may distribute net investment income and/or capital gains to shareholders.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors and/or countries or regions. With a starting point of companies with a market capitalization of $1 billion or greater, the Fund may have exposure to large-, mid- and small-capitalization non-U.S. companies.
The Fund’s international investments may provide exposure to developed and/or emerging markets.
The Sub-Adviser will reconstitute the Fund’s investment universe at least annually (e.g., April of each year) following its reevaluation of the Fund’s investment universe. The Fund’s strategy may result in frequent trading resulting in increased transactional costs. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and, during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there is not a readily available market price.
Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs, as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism, and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends, or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Investment Strategy Risk. There is no guarantee that the Fund will be able to successfully minimize the taxable income generated by an investment in Fund Shares.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover may expose shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes. In order to effectuate the Fund’s strategy, the Sub-Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s portfolio holdings. In the event that the Sub-Adviser is unable to do so, the ability of the Sub-Adviser to minimize the taxable income generated by an investment in Fund Shares will be impaired.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates, and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market, or securities markets generally.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry, or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry, or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
ETF Risks.
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business, or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations, and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends on the Sub-Adviser and the portfolio managers’ skill in implementing the Fund’s investment strategy. It is important to note that, as part of the security selection process, the Sub-Adviser does not perform any type of fundamental or quantitative analysis on the component companies. Security selection and weighting are driven primarily by a securities market capitalization.
Annual Reevaluation Risk. The Fund’s investment universe will be reevaluated annually by the Sub-Adviser. As a result, the Fund’s exposure to one or more securities may be affected by significant price movements promptly following the annual re-evaluation. Such lags between re-evaluations may result in significant performance swings relative to the broader equity markets.
Buying or Purchasing Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options are issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Adviser:	Alpha Architect, LLC
PORTFOLIO MANAGERS
Messrs. Wesley R. Gray, Chief Executive Officer and Co-Chief Investment Officer and John Vogel, Co-Chief Investment Officer and Chief Financial Officer, of the Sub-Adviser, are co-portfolio managers for the Fund. Each portfolio manager has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT 1-3 YEAR BOX ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect 1-3 Year Box ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the 1-3 Year Treasury Bond Market.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.19%
1    The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
2    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$20	$63
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the 1-3 year sector of the United States Treasury Bill and Note market, as measured by the Solactive US 1-3 Year Treasury Bond Index. To do so, the principal investment strategy of the Fund will be to utilize a series of long and short exchange-listed options combinations called a box spread (“Box Spread”). In order to accomplish its investment goals, the Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.
Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect” and collectively with Arin, the “Sub-Advisers”) will serve as the Sub-Advisers for the Fund. Based on their market analysis, the Sub-Advisers will vary the Fund’s average maturity of the Box Spreads between 1 and 3 years. The Sub-Advisers’ management of the Fund’s box spread investments will dictate the success of the Fund’s strategy (i.e., its ability to exceed the total return performance of the 1-3 year sector of the United States Treasury Bill and Note market). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value. The following diagram depicts the value of the box spread’s payoff at expiration based on no changes in the value of the reference asset. It does not depict the value of the box spread at points in time prior to the expiration of the options.

BOX SPREAD
A Box Spread yields a risk-free (Rf) rate
Synthetic Long
Boxx Return
Synthetic Short
Zero %
Return
Synthetic Short
Synthetic Long
Box Spread
Rf rate
0%
Stock Price

Buying (or selling) a Box Spread is similar to buying (or selling) a zero-coupon bond. A zero-coupon bond does not pay periodic coupons, but the bond trades at a discount to its face value. The maturity value of a zero-coupon bond is comparable to the difference in the strike prices of the Box Spread. The maturity date of a zero-coupon bond is comparable to the expiration date of the options comprising the Box Spread. When constructing a Box Spread, the strike price of the Synthetic Long will be at a lower strike price than the strike price of the Synthetic Short. When buying or selling a Box Spread, the buyer or seller generally expects the price of the Box Spread to be less than the difference in the strike prices of the Box Spread. A buyer or seller of a Box Spread will earn a profit or loss equal to the difference between the beginning price (price paid to buy or received if sold) and the ending price (expiration value or closing trade price). If the Fund holds the Box Spread until expiration, then its profit or loss will be determined by the difference between the price it paid to buy the Box Spread (or received in the case of selling the Box Spread) and the value of the Box Spread upon expiration.
As an example, a typical Box Spread could include the simultaneous purchase of a call option and sale of a put option (i.e., Synthetic Long) with a strike of $1,000 on the referenced index/asset together with the sale of a call option and purchase of a put option (i.e., Synthetic Short) with a strike of $2,000 on the referenced index/asset where all four of these options share the same expiration date. The expiration or maturity value would be the difference in the strikes or $1,000 in this case. The expected profit earned would equal the difference between the price paid for this Box Spread and its expiration value of $1,000 minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid. The Fund will only purchase Box Spreads where the purchase price (after considering all costs to the Fund for entering such trade) is less than the expiration value.
The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described above).
In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” In the case of a “call option”, the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option”, the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price. Since the Fund trades listed or exchange-traded options, the counterparty to its option positions is the Options Clearing Corporation.
The Sub-Advisers may invest the Fund’s assets in a series of Box Spreads with various expiration dates. The quantity and expiration dates of the Box Spreads held by the Fund will be based on several factors, including the Fund’s asset size, the effective yield for various Box Spread expiration dates available in the marketplace, and the Sub-Advisers’ view of future interest rates. Based upon historical examples of Box Spreads actually traded in the marketplace, the Sub-Advisers expect that there will be market participants willing to sell Box Spreads to the Fund in sufficient quantities to satisfy the objective of the Fund.
The Fund generally invests its assets in a series of Box Spreads such that the weighted average maturity of the Box Spreads based upon expiration dates is between 1 and 3 years. The Fund may sell Box Spreads with a longer or shorter period to expiration in an effort to gain exposure to the forward rate implied by the execution of longer and shorter dated Box Spreads. The Fund expects to trade some or all of the Box Spreads prior to their respective expiration dates, if the Sub-Advisers believe it is advantageous for the Fund to do so. Upon expiration or sale of any Box Spread, the Sub-Advisers may seek to purchase additional Box Spreads at an effective yield and expiration date that offers favorable risk and reward characteristics under current market conditions. The Fund may also invest in cash, cash equivalents, money market funds, or Treasury bills. The Fund’s strategy is expected to result in high portfolio turnover. The return that the Fund expects to earn from Box Spreads will fluctuate but should remain consistent with the market rate for securities within the 1-3 year sector of the United States Treasury Bill and Note Market.
When purchasing or selling a Box Spread, the Fund will primarily use European-style options. European-style options may not be terminated or assigned in advance of the option’s expiration date. This ensures that the synthetic positions created using the Box Spreads are not cancelled prior to its maturity. Options contracts on ETFs are expected to be the preferred investments for substantially all of the Fund’s holdings. For example, the Fund may purchase or sell Box Spreads that use the SPDR® S&P 500® ETF Trust as the reference asset for the options contracts making up a Box Spread.
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. In order to achieve its objective, the Fund will typically purchase a new Box Spread at the time (or shortly thereafter) any existing Box Spread expires or is sold or when the Sub-Advisers believe purchasing a new Box Spread would offer a favorable investment opportunity. The Fund may also sell or “roll” any Box Spread at any time. When rolling a Box Spread, the Fund enters into a trade where it simultaneously closes on each component of an existing Box Spread while opening a new Box Spread position. The Fund may also sell Box Spreads that utilize the same or a different reference assets, strike prices, and expiration dates as Box Spreads owned by the Fund. When selling or rolling a Box Spread, the Fund may incur additional transaction costs than if it waited until such Box Spread expired.
Exchange-traded options on certain indexes are currently taxed under section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”). Pursuant to section 1256 of the Code, profit and loss on transactions in non-equity options, are subject to taxation at a rate equal to 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. Based on the advice of its accountants, the Fund expects that distributions related to such positions, if any, will be characterized by the Fund as capital gains with these preferential terms. The Fund expects that distributions, if any, related to the Fund’s positions that do not qualify for the preferential treatment under section 1256 are expected to be characterized by the Fund as either short-term capital gain or ordinary income.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.

•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Advisers (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Advisers will not produce the desired investment results and the Fund may lose value as a result.
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Advisers, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance.

New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Advisers:	Alpha Architect, LLC
Arin Risk Advisors, LLC
PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Lawrence Lempert, Joseph DeSipio, and Ryan Bailey of Arin Risk Advisors, LLC, and Wesley Gray and John Vogel of Alpha Architect, LLC. Each of the Portfolio Managers has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT INTERMEDIATE-TERM TREASURY BOND ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect Intermediate-Term Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks U.S. 7-10 Year Treasury Bonds.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.19%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
2    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$20	$63
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US 7-10 Year Treasury Bond Index (the “Benchmark”), which is an index designed to track the performance of U.S. 7-10 Year Treasury Bonds.
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the Benchmark. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect” and collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to U.S. 7-10 Year Treasury Bonds (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals, as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to U.S. 7-10 Year Treasury Bonds. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) to obtain this exposure when the Sub-Advisers have determined that doing so would be in the best interests of the shareholders. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.

An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.

•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance.

Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Advisers:	Alpha Architect, LLC
Arin Risk Advisors, LLC
PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Lawrence Lempert, Joseph DeSipio, and Ryan Bailey of Arin Risk Advisors, LLC, and Wesley Gray and John Vogel of Alpha Architect, LLC. Each of the Portfolio Managers has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT LONG-TERM TREASURY BOND ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect Long-Term Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. 20+ Year Treasury Bond Market.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.19%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
2    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$20	$63
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US 20+ Year Treasury Bond Index (the “Benchmark”).
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the Benchmark. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.

As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect” and collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to U.S. 20+Year Treasury Bonds (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Adviser’s decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals., s well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to U.S. 20+ Year Treasury Bonds. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.

•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Advisers:	Alpha Architect, LLC
Arin Risk Advisors, LLC
PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Lawrence Lempert, Joseph DeSipio, and Ryan Bailey of Arin Risk Advisors, LLC, and Wesley Gray and John Vogel of Alpha Architect, LLC. Each of the Portfolio Managers has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT AGGREGATE BOND ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Aggregate Bond Market.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.19%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
2    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$20	$63
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US Aggregate Bond Index (the “Benchmark”).
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the Benchmark. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.

As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect,” collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to the US Aggregate Bond Market (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the U.S. Aggregate Bond Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
U.S. Agency Mortgage-Backed Securities Risk. The Fund may have exposure to MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Advisers:	Alpha Architect, LLC
Arin Risk Advisors, LLC
PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Lawrence Lempert, Joseph DeSipio, and Ryan Bailey of Arin Risk Advisors, LLC, and Wesley Gray and John Vogel of Alpha Architect, LLC. Each of the Portfolio Managers has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT INFLATION-PROTECTED SECURITIES ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect Inflation-Protected Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the Inflation-Protected Treasury Bond Market.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.19%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
2    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$20	$63
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US Treasury Inflation-Linked Bond Index (the “Benchmark”).
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes, which are expected to provide performance that approximates that of the Inflation-Protected Treasury Bond Market. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.

As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect”, collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to the Inflation-Protected Treasury Bond Market. (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals, as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the Inflation-Protected Treasury Bond Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.

•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
U.S. Treasury Obligations Risk. The Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.)
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.

Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Advisers:	Alpha Architect, LLC
Arin Risk Advisors, LLC
PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Lawrence Lempert, Joseph DeSipio, and Ryan Bailey of Arin Risk Advisors, LLC, and Wesley Gray and John Vogel of Alpha Architect, LLC. Each of the Portfolio Managers has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ALPHA ARCHITECT REAL ESTATE ETF

Fund Summary
INVESTMENT OBJECTIVE
The Alpha Architect Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Equity Real Estate Investment Trust (REIT) Market.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.19%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.19%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
2    Other Expenses are estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$20	$63
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive GPR United States REIT ex timber and mortgage Index (the “Benchmark”), which is an index designed to track the performance of U.S REIT market, excluding timber and mortgage REITs.
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the U.S. Equity Real Estate Investment Trust (REIT) Market. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect,” collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to the U.S. Equity Real Estate Investment Trust (REIT) Market (“Representative Investments”). The Representative Investments may provide the Fund with exposure to timber and/or mortgage REITs. The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals, as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the U.S. Equity Real Estate Investment Trust (REIT) Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.
Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.
Concentration Risk. The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.
Real Estate Investment Risk. The Fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Tax Risk. The Fund may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Fund. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Fund.
The Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires the Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income the Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by the Fund or the holding of Shares as conversion transactions.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also may be low. Changes in interest rates also may affect the Fund’s share price: a rise in interest rates generally causes the Fund’s share price to fall. The longer the Fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the Fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. See “FLEX Options Risk” above for more information regarding potential factors impacting the valuation of FLEX options.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Large Shareholder Risk. Certain large shareholders, including other funds advised by the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder will not redeem its investment. Dispositions of a large number of Shares by such shareholders, which may occur rapidly or unexpectedly, may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. To the extent effected in cash, these redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Such cash redemptions may also accelerate the realization of taxable income to shareholders. Similarly, large Fund share purchases through an authorized participant may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. If these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of the Shares.
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to earn increased returns, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.
Frequent Trading Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. This frequent trading of portfolio securities may increase the amount of commissions that the Fund pays when it buys and sells such portfolio securities, which may detract from the Fund’s performance. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.funds.alphaarchitect.com or by calling the Fund at (215) 882-9983.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Advisers:	Alpha Architect, LLC
Arin Risk Advisors, LLC

PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Lawrence Lempert, Joseph DeSipio, and Ryan Bailey of Arin Risk Advisors, LLC, and Wesley Gray and John Vogel of Alpha Architect, LLC. Each of the Portfolio Managers has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units are primarily issued in cash and redeemed ‘in-kind’ for securities and/or in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”). However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
How are the Funds Different From Mutual Funds?
Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the business day. Shares, by contrast, cannot be purchased from or redeemed with the Funds except by or through APs (typically, broker-dealers), and then principally for an in-kind basket of securities (and a limited cash amount). In addition, each Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, called “Creation Units.”
Exchange Listing. Unlike mutual fund shares, Shares of each Fund will be listed for trading on the Exchange. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of a Fund’s portfolio holdings. The market price of Shares may differ from the NAV of a Fund. The difference between market price of Shares and the NAV of a Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.
Transparency. Each Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
Premium/Discount Information. Information about the premiums and discounts at which the Funds’ Shares have traded is available at www.funds.alphaarchitect.com.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.
Alpha Architect US Equity ETF
The Fund is an actively managed ETF that will invest primarily in a diverse group of U.S. companies across market sectors and industry groups or ETFs that provide similar exposure to U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities, including common and preferred stock of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.
Alpha Architect International Equity ETF
The Fund is an actively managed ETF that will invest primarily in a diverse group of equity securities issued by non-U.S. companies across market sectors and industry groups or ETFs that provide similar exposure to such companies. The Fund’s investments may include both developed and emerging market countries. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of non-U.S. companies, including common stocks, depositary receipts evidencing ownership in common stocks, and preferred stocks. The Fund’s investments in depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The Sub-Adviser defines non-U.S. companies as companies headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States.
Alpha Architect 1-3 Year Box ETF
The Fund is an actively managed ETF whose investment objective is to provide investment results that, before fees and expenses, exceed the price and yield performance of an investment that tracks the 1-3 Year sector of the United States Treasury Bill and Note market, as measured by the Solactive US 1-3 Year Treasury Bond Index. To do so, the

principal investment strategy of the Fund will be to utilize a series of long and short exchange-listed options combinations called a box spread (“Box Spread”). In order to accomplish its investment goals, the Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.
The Fund generally invests its assets in a series of Box Spreads such that the weighted average maturity of the Box Spreads based upon expiration dates is between 1 and 3 years. The Fund may sell Box Spreads with a longer or shorter period to expiration in an effort to gain exposure to the forward rate implied by the execution of longer and shorter dated Box Spreads. The Fund may also invest in cash, cash equivalents, money market funds or treasury bills. The Fund’s strategy is expected to result in high portfolio turnover. The return that the Fund expects to earn from Box Spreads will fluctuate but remain consistent with the market rate for similar interest rate sensitive securities.
Alpha Architect Intermediate-Term Treasury ETF
The Fund seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks U.S. 7-10 Year Treasury Bonds. The Fund is an actively managed ETF that seeks to generate a total return in excess of the Solactive US 7-10 Year Treasury Bond Index (the “Benchmark”). The Benchmark is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 7 and 10 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by he U.S. Treasury, but excludes Treasury Inflation-Protected Securities, Separate Trading of Registered Interest and Principal of Securities, and the State and Local Government Series.
Alpha Architect Long-Term Treasury Bond ETF
The Fund seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. 20+ Year Treasury Bond Market. The Fund is an actively managed ETF that seeks to generate a total return in excess of the Solactive US 20+ Year Treasury Bond Index (the “Benchmark”). The Benchmark is designed to measure the performance of obligations of the U.S. Treasury (i.e., bonds issued by U.S. Treasury), with a dollar weighted average maturity of greater than 20 years. The components of the Benchmark are weighted by market-capitalization and the Benchmark is rebalanced and reconstituted on a monthly basis. The Benchmark includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities, Separate Trading of Registered Interest and Principal of Securities, and the State and Local Government Series.
Alpha Architect Aggregate Bond ETF
The Fund is an actively managed ETF that seeks to generate a total return in excess of the Solactive US Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to measure the performance of the total U.S. investment-grade (as defined by Solactive) bond market. The Benchmark includes U.S treasury bonds, government-related bonds, corporate bonds, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) that are publicly offered for sale in the U.S. The Benchmark is rebalanced monthly and is market capitalization-weighted with the aim of replicating the distribution of the weights of the entire U.S. investment-grade bond market.
Alpha Architect Inflation-Protected Securities ETF
The Fund is an actively managed ETF that seeks to generate a total return in excess of the Solactive US Treasury Inflation-Linked Bond Index (the “Benchmark”). The Benchmark is designed to measure the performance of TIPS. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors, with both principal and interest inflation-linked. The Benchmark includes publicly issued TIPS that have at least one year remaining to maturity on the Benchmark rebalancing date, with an issue size equal to or in excess of $750 million.
Alpha Architect Real Estate ETF
The Fund is an actively managed ETF that seeks to generate a total return in excess of the Solactive GPR United States REIT ex timber and mortgage Index (the “Benchmark”). The Benchmark is designed to measure the performance of US Equity REITs (i.e., organized under the laws of U.S. and primarily listed in the U.S.), excluding those REITs that generate more than 60% of recurrent income from activities in timber and mortgage.
Cash Collateral Management (applies only to the Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF)
In managing each Fund to attempt to generate a total return above its Benchmark, each Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. Each Fund may, at times, purchase the 1-3 Month Box ETF for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer a Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. Each Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, a Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value. The following diagram depicts the value of the box spread’s payoff at expiration based on no changes in the value of the reference asset. It does not depict the value of the box spread at points in time prior to the expiration of the options.

Buying (or selling) a Box Spread is similar to buying (or selling) a zero-coupon bond. A zero-coupon bond does not pay periodic coupons, but the bond trades at a discount to its face value. The maturity value of a zero-coupon bond is comparable to the difference in the strike prices of the Box Spread. The maturity date of a zero-coupon bond is comparable to the expiration date of the options comprising the Box Spread. When constructing a Box Spread, the strike price of the Synthetic Long will be at a lower strike price than the strike price of the Synthetic Short. When buying or selling a Box Spread, the buyer or seller generally expects the price of the Box Spread to be less than the difference in the strike prices of the Box Spread. A buyer or seller of a Box Spread will earn a profit or loss equal to the difference between the beginning price (price paid to buy or received if sold) and the ending price (expiration value or closing trade price). If a Fund holds the Box Spread until expiration, then its profit or loss will be determined by the difference between the price it paid to buy the Box Spread (or received in the case of selling the Box Spread) and the value of the Box Spread upon expiration.
As an example, a typical Box Spread could include the simultaneous purchase of a call option and sale of a put option (i.e., Synthetic Long) with a strike of $1,000 on the referenced index/asset together with the sale of a call option and purchase of a put option (i.e., Synthetic Short) with a strike of $2,000 on the referenced index/asset where all four of these options share the same expiration date. The expiration or maturity value would be the difference in the strikes or $1,000 in this case. The expected profit earned would equal the difference between the price paid for this Box Spread and its expiration value of $1,000 minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid. A Fund will only purchase Box Spreads where the purchase price (after considering all costs to the Fund for entering such trade) is less than the expiration value.
An option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (call) or sell (put) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” In the case of a “call option”, the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option”, the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price. Since the Fund trades listed or exchange-traded options, the counterparty to its option positions is the Options Clearing Corporation.
When purchasing or selling a Combo, call or put options or Box Spreads, the Fund will primarily use European-style options. European-style options may not be terminated or assigned in advance of the option’s expiration date. This ensures that the synthetic positions created using the Combos, call or put options or Box Spreads are not cancelled prior to its maturity. Options contracts on ETFs are expected to be the preferred investments for substantially all of the Fund’s holdings.
The Sub-Advisers are primarily responsible for investing the Fund’s assets in options and Combos and Box Spreads with various expiration dates. The quantity and expiration dates of the underlying contracts held by the Fund will be based on several factors, including the Fund’s asset size and the effective yield for various contract expiration dates available in the marketplace, and the Sub-Advisers’ view of future interest rates. Based upon historical examples of these contracts actually traded in the marketplace, the Sub-Advisers expect that there will be market participants willing to buy and sell Combos and Box Spreads in sufficient quantities to satisfy the Fund’s objective.
Since the Fund may invest in several contracts some of which may be held to maturity and others traded prior to the expiration, the Fund may experience high levels of turnover, elevated trading costs, and tax realization. Upon expiration or sale of any contract, the Sub-Advisers will seek to purchase additional contracts with a purchase price and expiration date that offers favorable risk and reward characteristics under current market conditions. The Fund may also invest in the 1-3 Month Box ETF, cash, cash equivalents, money market funds or treasury bills.
The Fund may sell options or Combos or Box Spreads with a longer or shorter period to expiration in an effort to meet redemptions, adjust the Fund’s average maturity or to gain exposure to the forward rate implied by the execution of longer and shorter dated Combos or Box Spreads.
The Fund’s collateral will typically be utilized to fully pay for the Box Spreads, Combos, or other similar strategies as described above. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. In order to achieve its objective, the Fund will typically purchase a new Box Spread or Combo at the time (or shortly thereafter) any existing Combos or Box Spread expires or is sold or when the Sub-Advisers believes purchasing a new Combos or Box Spread would offer a favorable investment opportunity. The Fund may also sell or “roll” any Combos or Box Spread at any time. When rolling a Combos or Box Spread, the Fund enters into a trade where it simultaneously reduces its exposure to an existing Box Spread or Combo while opening a new Box Spread or Combo position. The Fund may also sell Combos or Box Spreads that utilize the same or a different reference asset, strike prices, and expiration dates as Combos or Box Spreads owned by the Fund. When selling or rolling a Box Spread or Combo, the Fund may incur additional transaction costs than if it waited until such Box Spread or Combo expired.
Exchange-traded options on certain indexes are currently taxed under section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”). Pursuant to section 1256 of the Code, profit and loss on transactions in non-equity options, are subject to taxation at a rate equal to 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. Based on the advice of its accountants, the Fund expects that distributions related to such positions, if any, will be characterized by the Fund as capital gains with these preferential terms. The Fund expects that distributions, if any, related to the Fund’s positions that do not qualify for the preferential treatment under section 1256 are expected to be characterized by the Fund as either short-term capital gain or ordinary income.
Temporary Defensive Positions
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above.

Risks	AAUS	AAGL	BOXS	BOXI	BOXL	BOXA	BOXP	BOXR
Annual Reevaluation Risk	X	X
Cash and Cash Equivalent Risk			X	X	X	X	X	X
Cash Creation Risk			X	X	X	X	X	X

Risks	AAUS	AAGL	BOXS	BOXI	BOXL	BOXA	BOXP	BOXR
Counterparty Risk			X	X	X	X	X	X
Concentration Risk								X
Credit Risk			X	X	X	X	X	X
Depositary Receipt Risk		X
Developed Countries Risk		X
Emerging Markets Risk		X				X
Equity Investing Risk	X	X						X
ETF Risks	X	X	X	X	X	X	X	X
Extension Risk					X
Fixed Income Risk			X	X	X	X	X
Foreign Investment Risk		X
Frequent Trading Risk			X	X	X	X	X	X
High Portfolio Turnover Risk	X	X
In-Kind Contribution Risk	X	X
Inflation-Indexed Securities Risk							X
Interest Rate Risk			X	X	X	X	X	X
Investment Company Risk	X	X	X	X	X	X	X	X
Investment Risk	X	X	X	X	X	X	X	X
Investment Strategy Risk	X	X
Large-Capitalization Companies Risk	X	X
Management Risk	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X
Mid-Capitalization Companies Risk	X	X						X
New Fund Risk	X	X	X	X	X	X	X	X
Non-Diversified Fund Risk	X	X	X	X	X	X	X	X
Options Risk			X	X	X	X	X	X
Prepayment Risk						X
Real Estate Investment Risk								X
REITs Risk								X
Risk of Investing in the United States	X		X	X	X	X	X	X
Risk of Investing in Other ETFs	X	X	X	X	X	X	X	X
Sector Risk	X	X						X
Small-Capitalization Companies Risk	X	X						X
Tax Risk			X	X	X	X	X	X
Underlying Alpha Architect ETFs Risk			X	X	X	X	X	X
U.S. Agency Mortgage-Backed Securities Risk								X
U.S. Treasury Obligations Risk			X	X	X	X	X	X
Valuation Risk			X	X	X	X	X	X
Annual Reevaluation Risk. The Fund’s investment universe will be reevaluated annually by the Sub-Adviser. As a result, the Fund’s exposure to one or more securities may be affected by significant price movements promptly following the annual re-evaluation. Such lags between re-evaluations may result in significant performance swings relative to the broader equity markets.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark (as applicable) or other funds that remain fully invested.
Cash Creation Unit Risk. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by a Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.
Concentration Risk. A Fund that concentrates its investments in a single industry could experience larger price fluctuations than funds invested in a broader range of industries.
Credit Risk. Debt securities are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Debt securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a debt security may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.
Equity Investing Risk. An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on an Exchange or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.) Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, the Fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.
Foreign Investment Risk. The Fund may invest directly in foreign securities or indirectly through its investments in other ETFs. Foreign investments may include non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are subject to special risks, including the following:
Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.
Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities, or other assets within or out of a jurisdiction.
Levies may be placed on profits repatriated by foreign entities (such as a Fund). Capital controls may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of a Fund, and may cause a Fund to decline in value.
Depositary Receipt Risk. A Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. In general, ADRs must be sponsored, but a Fund may invest in unsponsored ADRs under certain limited circumstances. It is expected that not more than 10% of the net assets of a Fund will be invested in unsponsored ADRs. A Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
Currency Risk. Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of a Fund and the price of a Fund’s Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.
Political and Economic Risk. A Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.
High Portfolio Turnover Risk. A Fund’s investment strategy (or that of its underlying ETFs) may from time-to-time result in higher turnover rates. This may increase a Fund’s brokerage commission costs. The performance of a Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund and those expenses may adversely affect the Fund’s performance. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for U.S. federal income tax purposes. Under normal circumstances, the anticipated portfolio turnover rate for the Fund, including short-term securities, is expected to be greater than 100%.
In-Kind Contribution Risk. At their launch, the Alpha Architect US Equity ETF and Alpha Architect International Equity ETF expect to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then a Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause a Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets. Similarly, if any of the contributors in an in-kind contribution are corporations (or are partnerships or trusts with corporate beneficial owners) and a special deemed-sale election is not made in connection with the contribution, then a Fund could become liable for an entity-level corporate tax if it disposes of the contributed assets within five years. Distributions of gain recognized on the disposition of those assets would be taxable to shareholders (as discussed above), in addition to this entity-level corporate tax. At the time this prospectus is being prepared, Fund management is not aware of corporate transferors in the in-kind contribution.
Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, a Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of U.S. TIPS receive no less than the par value of the security at maturity, if the Fund purchases U.S. TIPS in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, a Fund may receive at maturity less than it invested. Depending on the changes in inflation rates during the period a Fund holds an inflation-indexed security, a Fund may earn less on the security than on a conventional bond. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and changes in the values of the securities may only approximately reflect changes in inflation rates and may occur substantially after the changes in inflation rates in question occur.
Interest Rate Risk. Changes in interest rates can result in losses for fixed-income and other securities. Specifically, for fixed-income securities or fixed-income ETFs, when interest rates rise, the market values of the fixed-income instruments normally decrease. Typically, the longer the maturity or duration of a fixed-income security, the greater the security’s sensitivity to changes in interest rates. For example, the approximate percentage change in the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Generally, the longer the maturity and duration of a bond or fixed rate security, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in monetary policy, government policy, government spending and inflation may affect the level of interest rates. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.
Investment Company Risk. An investment in other registered investment companies (including other ETFs, affiliated and non-affiliated) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below. In addition, the Funds may invest a portion of their assets in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly related to the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.

Investment Risk. When you sell your Shares of a Fund, they could be worth less than what you paid for them. The Funds could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in a Fund.
Investment Strategy Risk. There is no guarantee that a Fund will be able to successfully minimize the taxable income generated by an investment in Fund Shares.
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Management Risk. Each Fund is actively managed. A Sub-Adviser’s (or Sub-Advisers’, as applicable) ability to choose suitable investments and implement a Fund’s investment strategies has a significant impact on the ability of the Fund to achieve its investment objectives. In addition, there is the risk that the investment process, techniques and analyses used by a Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result. A Sub-Adviser’s evaluations and assumptions regarding investments and investment processes and techniques may not successfully achieve the Fund’s investment objective given actual market trends.
Market Risk. A Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
New Fund Risk. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Non-Diversification Risk. Because a Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.
•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Advisers (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Combo Risk. A combo represents a combination of call and put options to produce a synthetic long or synthetic short position. A combined transaction will usually contain elements of risk that are present in each of its component transactions (See Options Risk). Although combined transactions are normally entered into based on the Sub-Advisers’ judgment that the combined strategies will more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective. The Fund’s ability to utilize Combos effectively is dependent on the availability and willingness of other market participants to purchase or sell Combos from the Fund at competitive prices.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Real Estate Investment Risk. Companies in the real estate sector include companies that invest in real estate, such as real estate investment trusts (REITs) and real estate management and development companies. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the value of an underlying fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants. The Fund’s investments in REITs are subject to additional risks, such as poor performance by the manager of the REIT or failure by the REIT to qualify for tax-free pass through of income under the Code.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Risk of Investing in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the U.S. will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.” Certain Funds may invest in affiliated funds managed by the Adviser, Alpha Architect, and/or Arin Risk Advisors. The Adviser, Alpha Architect, and/or Arin Risk Advisors may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. To the extent that the Fund invests a significant percentage of its assets in any one affiliated fund or across multiple affiliated funds, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Adviser Alpha Architect, and/or Arin Risk Advisors.

Risk of U.S. Treasury Bills. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.
Sector Risk. If a Fund’s portfolio is overweighted in a certain sector, any negative economic, financial, market, business or other developments affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. A certain sector may underperform other sectors or the market as a whole. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.
Tax Risk. The Funds may enter into various transactions, including transactions involving options contracts, for which there is a lack of clear guidance under the Internal Revenue Code of 1986, as amended (the “Code”), which may affect the taxation of the Funds. The use of certain derivatives may cause a Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the need to make taxable distributions, including those that will be taxed at the rates applicable to ordinary income. For example, exchange-traded options on certain indexes are currently taxed under Code Section 1256 pursuant to which profit and loss with respect to such options are subject to tax as 60% long-term and 40% short-term capital gain or loss regardless of a Fund’s holding period. In addition, certain derivatives are subject to mark-to-market, constructive sale, and straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions that will need to be made by the Funds.
Each Fund intends to qualify as a regulated investment company (“RIC”) under the Code, which requires a Fund to distribute a certain portion of its income and gains each year, among other requirements. Similar to other ETFs, when a Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of its shareholders under Code Section 852(b)(6), the Fund does not recognize any built-in gain in such appreciated property. If the Internal Revenue Service (“IRS”) or a court disagrees with a Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund may not have distributed sufficient income or gains to qualify as a RIC. If, in any year, a Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders. In addition, the U.S. federal income tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset and may adversely affect the timing, character, and amount of income a Fund realizes from its investments.
Additionally, Code Section 1258 requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of a Fund’s transactions or holding of Shares are deemed to be conversion transactions, certain gains from such transactions or Shares would be treated as ordinary income, which could result respectively in the Fund having not distributed enough income to qualify as a RIC (with the same tax consequences described above) or gain on the disposition of Shares being treated as ordinary income. No assurance can be given that the IRS or a court will not treat any such transactions by a Fund or the holding of Shares as conversion transactions.

Underlying Alpha Architect ETFs Risk. The Fund may invest a portion of its in the 1-3 Month Box ETF, so the Fund’s investment performance is likely to be directly impacted by the performance of the 1-3 Month Box ETF. The Fund’s NAV will change with changes in the value of the 1-3 Month Box ETFs and other instruments in which a Fund invests based on their market valuations.
U.S. Agency Mortgage-Backed Securities Risk. The Fund may have exposure to MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn.
U.S. Treasury Obligations Risk. A Fund may have exposure to U.S. Treasury obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S government may cause the value of the Fund’s U.S. Treasury obligations to decline. Government debt may increase market pressures to meet government funding needs, which may drive debt cost higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels have become unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures, particularly with respect to services outsourced to non-U.S. providers and imported goods and constrain or prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period that shareholders own shares of the Fund. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Valuation Risk. Some portfolio holdings (e.g., FLEX options), potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Fund’s investment adviser (the “Adviser”). The Adviser is located at 19 East Eagle Road Havertown, Pennsylvania 19083 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Funds, other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Adviser continuously reviews, supervises, and administers the Funds’ investment programs. Pursuant to the terms of investment advisory agreements (the “Advisory Agreements”) between the Trust and the Adviser each Fund will pay the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Alpha Architect US Equity ETF	0.15%
Alpha Architect International Equity ETF	0.25%
Alpha Architect 1-3 Year Box ETF	0.1949%
Alpha Architect Intermediate-Term Treasury Bond ETF	0.1949%
Alpha Architect Long-Term Treasury Bond ETF	0.1949%
Alpha Architect Aggregate Bond ETF	0.1949%
Alpha Architect Inflation-Protected Securities ETF	0.1949%
Alpha Architect Real Estate ETF	0.1949%
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
For each Fund, except for the Alpha Architect US Equity ETF and the Alpha Architect International Equity ETF, the Adviser has contractually agreed to waive all or a portion of its management fee to the extent necessary to offset acquired fund fees and expenses related to holding Alpha Architect 1-3 Month Box ETF, which are the indirect expenses of investing in other investment companies. This waiver agreement will continue in effect for the life of each applicable Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees.
The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
Investment Sub-Advisers
Alpha Architect, LLC
The Adviser has retained Alpha Architect, LLC (“Alpha Architect”), an investment adviser registered with the SEC under the Advisers Act, to provide sub-advisory services for the Funds. Alpha Architect is located at 19 East Eagle Road, Havertown, Pennsylvania 19083 and is the parent company of the Adviser. Alpha Architect provides investment advisory services to separately managed accounts, the Funds, and other exchange-traded funds. Alpha Architect was founded in July 2010 and is responsible for determining the investments for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.
Alpha Architect constructs the overall portfolio for the Alpha Architect US Equity ETF and Alpha Architect International Equity ETF (the “AA Equity Funds”) and provides trading instructions to the Adviser, and, in turn, the Adviser is responsible for selecting brokers and placing each Fund’s trades. As it relates to the remaining Funds, Alpha Architect provides signals and strategic allocation targets to the Funds’ other sub-adviser (Arin).
For its services, the Adviser pays Alpha Architect a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as follows:

Fund	Sub-Advisory Fee
Alpha Architect US Equity ETF	0.08%
Alpha Architect International Equity ETF	0.13%
Alpha Architect 1-3 Year Box ETF	0.05%
Alpha Architect Intermediate-Term Bond ETF	0.05%
Alpha Architect Long-Term Treasury Bond ETF	0.05%
Alpha Architect Aggregate Bond ETF	0.05%
Alpha Architect Inflation-Protected Securities ETF	0.05%
Alpha Architect Real Estate ETF	0.05%
Arin Risk Advisors, LLC
The Adviser has retained Arin Risk Advisors, LLC, an investment adviser registered with the SEC, to provide sub-advisory services for the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF (the “Options-Based Funds”). The Sub-Adviser is located at 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428. The Sub-Adviser was established in 2009 and is registered as an investment advisor with the SEC under the Advisers Act. Pursuant to the Sub-Advisory Agreement with the Trust, the Sub-Adviser has discretion to purchase and sell securities in accordance with the Options-Based Funds’ objectives, policies, and restrictions. The Sub-Adviser continuously reviews, supervises, and administers the Options-Based Funds’ investment program subject to oversight by the Adviser.
For its services, the Adviser pays Arin, a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as follows:

Fund	Sub-Advisory Fee
Alpha Architect 1-3 Year Box ETF	0.05%
Alpha Architect Intermediate-Term Bond ETF	0.05%
Alpha Architect Long-Term Treasury Bond ETF	0.05%
Alpha Architect Aggregate Bond ETF	0.05%
Alpha Architect Inflation-Protected Securities ETF	0.05%
Alpha Architect Real Estate ETF	0.05%
Fund Sponsor
AA Equity Funds – The Adviser has entered into a fund sponsorship agreement with its parent, Alpha Architect (the “AA Equity Funds Sponsor”), under which the AA Equity Funds Sponsor assumes the Adviser’s obligation to pay some of the AA Equity Funds’ expenses. Although the AA Equity Funds Sponsor has agreed to be responsible for paying some of the AA Equity Funds’ expenses, the Adviser retains the ultimate obligation to the AA Equity Funds to pay them. For assuming those obligations, the Sponsor is entitled to share in the potential profits generated by the management and operation of the AA Equity Funds.
Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser. If the amount of the unitary management fee exceeds a Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to Alpha Architect. The amount paid to Alpha Architect represents both the sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived. If the amount of the unitary management fee is less than a Fund’s operating expenses and the Adviser-retained amount, Alpha Architect is obligated to reimburse the Adviser for the shortfall.
Options-Based Funds – The Adviser, Alpha Architect, and Arin have entered into a fund sponsorship agreement, under which Alpha Architect and Arin, as the Options-Based Funds’ sponsors, provide financial support to the Options-Based Funds and assume the Adviser’s obligation to pay some of the Options-Based Funds’ expenses, including sub-advisory fees. Although Alpha Architect and Arin have agreed to be responsible for paying some of the Options-Based Funds’ expenses, the Adviser retains the ultimate obligation to the Options-Based Funds to pay them.
Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser. If the amount of the unitary management fee exceeds a Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to Alpha Architect and Arin. The amount paid to Alpha Architect and Arin represents both their respective sub-advisory fees (if any) and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the sub-advisory fees, the sub-advisory fees are automatically waived. If the amount of the unitary management fee is less than a Fund’s operating expenses and the Adviser-retained amount, Alpha Architect and Arin are obligated to reimburse the Adviser for the shortfall.
APPROVAL OF ADVISORY AGREEMENT & INVESTMENT SUB-ADVISORY AGREEMENTS
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreements with respect to the Funds will be available in the Funds’ Form N-CSR for the fiscal period ending March 31, 2025.
Manager of Managers Structure
The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that allows each Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval, but without obtaining prior shareholder approval (“Manager of Managers Structure”). Each Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Order provides each Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.
The use of the Manager of Managers Structure with respect to each Fund is subject to certain conditions that are set forth in the Order. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and approval of the Board; set each Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of each Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with each Fund’s investment goal, policies and restrictions. Subject to review by the Board, the Adviser will allocate and, when appropriate, reallocate each Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.
PORTFOLIO MANAGERS
Messrs. Wesley Gray and John Vogel are co-portfolio managers, responsible for the day-to-day management of AA Equity Funds. Messrs. Wesley Gray, John Vogel, Lawrence Lempert, Joseph DeSipio, and Ryan Bailey are co-portfolio managers, responsible for the day-to-day management of the Options-Based Funds.
Wesley R. Gray, Ph.D., is the founder and Executive Managing Member of the Adviser, which he founded in 2014, and Alpha Architect, which he founded in 2010. Dr. Gray has published four books: Embedded: A Marine Corps Adviser Inside the Iraqi Army, Quantitative Value: A Practitioner’s Guide to Automating Intelligent Investment and Eliminating Behavioral Errors, DIY Financial Advisor: A Simple Solution to Build and Protect Your Wealth, and Quantitative Momentum: A Practitioner’s Guide to Building a Momentum-Based Stock Selection System. Since 2010, Dr. Gray has served as a finance professor at Drexel University’s LeBow College of Business. In 2010, Dr. Gray received a Ph.D./M.B.A. in Finance from the University of Chicago Booth School of Business. From 2004 through 2008, Dr. Gray was a Ground Intelligence Officer in the United States Marine Corps, attaining the rank of captain. Dr. Gray graduated magna cum laude with a B.S. from the Wharton School of the University of Pennsylvania. Dr. Gray holds the Series 65 and 3 licenses.
John Vogel, Ph.D., has been a Managing Member of Alpha Architect since 2012 where he serves as the CFO, heads the research department and assists in business development and operations. Dr. Vogel conducts research in empirical asset pricing and behavioral finance and is a co-author of DIY Financial Advisor: A Simple Solution to Build and Protect Your Wealth, and Quantitative Momentum: A Practitioner’s Guide to Building a Momentum-Based Stock Selection System. His academic experience involves being an instructor and research assistant at

Drexel University from September 2006 until March 2014 in both the Finance and Mathematics departments as well as an adjunct finance instructor at Villanova University since January 2015. Dr. Vogel received a Ph.D. in Finance from Drexel University. He has a M.S. in Mathematics from Drexel University, and graduated summa cum laude with a B.S. in Mathematics and Education from The University of Scranton. Dr. Vogel holds the Series 65 license.
Lawrence Lempert has been the trading director and chief compliance officer of Arin since 2011. Prior to joining Arin, he founded and managed Bullock Capital, LLC, a proprietary stock/option trading and market making broker dealer and previously served as a Specialist, market maker and Index options trader with Susquehanna International Group. Mr. Lempert earned a Bachelor of Science degree in Statistics and Economics from Rutgers College, a Juris Doctor from Villanova University School of Law, and a Master of Laws in Taxation from New York University School of Law.
Joseph DeSipio has been the co-founder and chief market strategist of Arin since the firm’s founding in 2009. He previously held strategist and lead portfolio manager positions with SEI Investments, Evergreen Investments, Wachovia, and Vector Capital Management, Inc. Mr. DeSipio founded Evergreen Investments’ Options Strategy Group in Philadelphia, Pennsylvania. Mr. DeSipio earned a Bachelor of Science degree from Indiana University of Pennsylvania and Master of Arts degree in Economics from Temple University. Mr. DeSipio is a CFA® charterholder. He earned the right to use the Chartered Financial Analyst® designation. He is a Financial Risk Manager – Certified by the Global Association of Risk Professionals.
Ryan Bailey joined Arin in 2012 and is the Lead Portfolio Manager, where he creates and monitors customized options overlay and volatility management mandates. Mr. Bailey designs and implements relative value, dividend recapture, and synthetic exposures trade strategies. Previously, Mr. Bailey served as a Market Maker and Proprietary Trader with Bullock Capital and Susquehanna International Group across the equities, options and futures markets. Mr. Bailey earned a Bachelor of Science degree (Magna Cum Laude) in Business Administration from Drexel University.
The Funds’ SAI provides additional information about the portfolio managers, including other accounts each manages, their ownership in the Fund, and compensation.
OTHER SERVICE PROVIDERS
Quasar Distributors, LLC (“Distributor”) serves as the distributor of Creation Units (defined above) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Fund.
U.S. Bank National Association is the custodian for the Fund.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
Tait, Weller & Baker, LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
THE EXCHANGE
Shares of the Funds are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of a Fund in connection with the administration, marketing or trading of the Shares of a Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BUYING AND SELLING FUND SHARES
Shares of the Funds will be issued and redeemed at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. With respect to the Alpha Architect US Equity ETF and Alpha Architect International Equity ETF, Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash. With respect to the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF, purchases of Creation Units will primarily be in cash, whereas redemptions of Creation Units will generally be in-kind and in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with the Funds.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.
Shares of the Funds are listed on the Exchange under the following symbol:

Fund	Trading Symbol
Alpha Architect US Equity ETF	AAUS
Alpha Architect International Equity ETF	AAGL
Alpha Architect 1-3 Year Box ETF	BOXS
Alpha Architect Intermediate-Term Bond ETF	BOXI
Alpha Architect Long-Term Bond ETF	BOXL
Alpha Architect Aggregate Bond ETF	BOXA
Alpha Architect Inflation-Protected Securities ETF	BOXP
Alpha Architect Real Estate ETF	BOXR
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.
Share Trading Prices. The trading prices of a Fund’s Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions, and other factors.
The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that the Funds’ Shares can be purchased and redeemed directly from a Fund only in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of a Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of a Fund. The Board also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. In addition, the Funds will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.
DISTRIBUTION AND SERVICE PLAN
Each Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
Each Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares. In particular, where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of a Fund’s shares and the underlying value of those shares.
Equity securities (other than equity or equity Index Options) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
Exchange-traded options (other than FLEX Options) are valued at the mean of the last quoted bid and ask prices at 4:00 p.m. eastern time as provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Exchange-traded options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid and Offer (“NBBO”) pricing information provided by the pricing services.
FLEX Options and “European Style” options (options that cannot be exercised prior to the expiration date) that are listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when a FLEX Option has a same-day market trading price at the official close of that exchange’s trading day, 1) this same-day market trading price will be used for the FLEX Option value instead of the exchange’s model-based price and 2) the implied interest rate for such same-day market traded FLEX options shall be utilized in all model-based prices which share the same expiration date when available.
An option may be fair valued when: (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s Adviser, Sub-Adviser (if applicable) or Fund management does not believe the prices provided by the pricing services or exchange reflect the current market value of such option.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect the market value of a Fund holding, the Fund will determine the price of the security based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
To the extent a Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Funds at www.funds.alphaarchitect.com. Among other things, the website includes this Prospectus and the SAI, and will include the Fund’s annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows the Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of the Funds’ premiums and discounts. Further, the website includes the Funds’ median bid-ask spread over the most recent thirty calendar days.
Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.funds.alphaarchitect.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.
INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
Dividends and Distributions. Each Fund has elected and intends to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. Each Fund expects to declare and to distribute its net investment income and net realized gains, if any, to shareholders as dividends annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on a Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of your Fund, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. Each Fund’s distributions, if any, will be taxable as ordinary income, capital gain, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive the distributions in cash. For U.S. federal income tax purposes, a Fund’s distributions of short-term capital gains are taxable to a shareholder as ordinary income. A Fund’s distributions of long-term capital gains are taxable to shareholders as long-term capital gain no matter how long the shareholder has owned Shares. Some or all of the income dividends reported by a Fund may be qualified dividend income eligible for tax at the long-term capital gain rates for certain shareholders provided certain holding period and other requirements are met.
Tax Treatment of Complex Securities
Options
Certain of a Fund’s investments may be subject to complex tax rules (including, but not limited to, provisions addressing hedging transactions, straddles, integrated transactions, foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income by a Fund and defer losses. These risks often arise in transactions involving options contracts, and consequently, are particularly applicable to the Options-Based Funds. These rules could therefore affect the character, amount and timing of distributions to shareholders. These rules also may require a Fund to mark to market certain types of positions in its portfolio (e.g., treat them as if they were sold at year end), which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements, thereby potentially subjecting the Fund to regular corporate U.S. federal income tax. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC.
Derivative Investments
Certain derivative investments by a Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the Qualifying Income Test described in the SAI. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Asset Diversification Test described in the SAI. Each Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Asset Diversification Test. Each Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there can be no assurances that the IRS or a court will agree with a Fund’s determination with respect to such derivatives. Failure of the Asset Diversification Test might also result from a determination by the IRS or a court that financial instruments in which a Fund invests are not securities.
Code Section 1256 Contracts
Each Fund is required for U.S. federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to Code Section 1256 (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. For example, this provision may apply to option contracts where a broad-based index, such as the S&P 500 Index, is the reference asset for the option contract. Application of this rule may alter the timing and character of distributions that are needed to be made by a Fund to its shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These rules may also require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were sold at the end of the year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC rules. Accordingly, to avoid certain U.S. federal income and excise taxes, a Fund may be required to liquidate its other investments at a time when the investment adviser might not otherwise have chosen to do so to pay such distributions.
Straddles
Offsetting positions held by a Fund involving certain derivative instruments, such as options, forwards, and futures, as well as its long and short positions in portfolio securities, may be considered to constitute “straddles” for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to the straddle positions by requiring, among other things, that: (i) any loss realized on the disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other positions in the straddle; (ii) the Fund’s holding period in straddle positions may be suspended while the straddle exists (possibly resulting in a gain being treated as short-term rather than as long-term capital gain); (iii) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (iv) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.
In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 Contracts. The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by the Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (i) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (ii) the option is granted more than 30 days before it expires, (iii) the option is not a “deep-in-the-money option,” (iv) such option is not granted by an options dealer in connection with the dealer’s activity of dealing in options, and (v) gain or loss with respect to the option is not ordinary income or loss. In addition, the straddle rules could cause distributions from a Fund that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements. To the extent a Fund writes options that are non-Section 1256 Contracts, the amount of premium received by the Fund for writing such options is likely to be entirely short-term capital gain to the Fund. In addition, if such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing transaction will also generally be short-term capital gain or loss. If such an option is exercised, any gain or loss realized by a Fund upon the sale of the underlying security pursuant to such exercise will generally be short-term or long-term capital gain or loss depending on the Fund’s holding period for the underlying security.
Constructive Sales
If a Fund enters into a “constructive sale” of an appreciated financial position held in its portfolio under Code Section 1260, the Fund will be treated as if it had sold such position at a gain and immediately repurchased that position with the holding period being restarted. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) entering into a futures or forward contract; (iv) acquiring property that offsets an appreciated contract mentioned in (ii) or (iii), and (v) other transactions identified in future Treasury Regulations. Whether the gain from a constructive sale is short-term or long-term capital gain will generally depend upon a Fund’s holding period in the appreciated financial position at the time of the deemed sale. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is actually disposed of after the constructive sale. Whether such losses are short-term or long-term capital losses generally will depend upon a Fund’s holding period in that position beginning with the date the constructive sale was deemed to have occurred. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed. The Funds do not intend to engage in constructive sale transactions, although no assurance can be given that the IRS or a court may disagree with a Fund’s tax treatment of any transaction.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Under current U.S. federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal withholding tax at a 30% or lower treaty rate and are subject to special U.S. federal tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. However, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends may be exempt from U.S. withholding provided the Fund makes certain designations and other requirements are met. Furthermore, notwithstanding such exemptions from U.S. federal withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. In addition, U.S. estate tax may apply to Shares of the Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local or foreign tax consequences before making an investment in a Fund.
FINANCIAL HIGHLIGHTS
Each Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus and does not have financial highlights to present at this time.

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about each Fund is in its annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated December 4, 2024, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Fund, please contact us as follows:

Call:	(215) 882-9983

Write:	19 East Eagle Road Havertown, PA 19083

Visit:	www.funds.alphaarchitect.com
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Information about the Fund, including its reports and the SAI, has been filed with the SEC. It can be reviewed on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by calling the SEC at (202) 551-8090.

Investment Company Act File No. 811-22961.